32. Disposal of assets and other changes in organizational structure (Detail 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Cash received	$ 1,060	$ 381
Cash in subsidiary before losing control	(10)	(45)
Net Proceeds	1,050	336
Petrobras Paraguay [Member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Cash received		381
Cash in subsidiary before losing control		(45)
Net Proceeds		$ 336
Petrobras Oil & Gas B.V.(PO&GBV) [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Cash received	276
Cash in subsidiary before losing control
Net Proceeds	276
Liquigas [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Cash received	784
Cash in subsidiary before losing control	(10)
Net Proceeds	$ 774